Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets
Financial assets at beginning of period	kr 263,961
Transfers to level 3		kr 0
Transfers from level 3		0
Financial assets at end of period	298,836	263,961
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(244,309)
Transfers to level 3		0
Transfers from level 3		0
Financial liabilities at end of period	(280,800)	(244,309)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(43,841)	(50,364)
Purchases	(13,196)	(19,074)
Settlements & sales	9,447	20,035
Transfers to level 3	(2,543)
Transfers from level 3	419
Gains (+) and losses (-) through profit or loss	178	(164)
Gains (+) and losses (-) in other comprehensive income	250
Currency exchange-rate effects assets and liabilities	(3,199)	5,726
Financial assets and liabilities at fair value in level 3, at the end of period	(52,485)	(43,841)
Unrealized fair value changes	157	(768)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(42,995)	(48,217)
Purchases	(13,199)	(19,077)
Settlements & sales	9,490	24,627
Transfers to level 3	(2,486)
Transfers from level 3	425
Gains (+) and losses (-) through profit or loss	4,091	1,044
Gains (+) and losses (-) in other comprehensive income	250
Currency exchange-rate effects liabilities	(3,474)	(1,372)
Financial liabilities at end of period	(47,898)	(42,995)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(846)	(2,404)
Purchases	3	3
Settlements & sales	(43)	(4,342)
Transfers to level 3	(57)
Transfers from level 3	(6)
Gains (+) and losses (-) through profit or loss	(3,913)	(1,202)
Currency exchange-rate effects assets and liabilities	275	7,099
Financial assets and liabilities at fair value in level 3, at the end of period	kr (4,587)	(846)
Other interest-bearing securities except loans | Level 3
Reconciliation of changes in fair value measurement, assets
Financial assets at beginning of period		257
Settlements & sales		(250)
Gains (+) and losses (-) through profit or loss		(6)
Currency exchange-rate effects assets		kr (1)